Loss for the Period	6 Months Ended
Jun. 30, 2026
Profit (loss) [abstract]
Loss for the Period
7.
loss for the period

	For the six months ended June 30,
	2026	2025
(In thousands)
Loss for the period has been arrived at after charging:
Staff costs:
Salaries and other allowances	$930	$1,320
Retirement benefits scheme contributions	12	36
Share-based payment expenses	1,017	3,274
Total staff costs	1,959	4,630
Depreciation of plant and equipment	3	18
Amortization of right-of-use assets	91	115
Amortization of intangible assets	—	10
Impairment loss of intangible assets	—	1,500
Impairment loss on financial assets – expected credit loss	2,300	—
Other expenses	—	14